Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Acquisition costs | licenses, software and prepayments [Member]
Fixed Assets
Additions	€ 134	€ 448